Income Taxes - Components of Earnings Before Income Taxes Determined by Tax Jurisdiction (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 25, 2022	Mar. 31, 2022	Dec. 26, 2021
Income Tax Disclosure [Abstract]
United States							$ (25,855)		$ 17,656
International							18,532		(27,928)
Loss before income taxes	$ 11,600	$ (38,500)	$ (136,700)	$ (36,000)	$ (72,700)	$ 5,400	$ (7,323)	$ 11,200	$ (10,272)